Schedule of investments
Macquarie Tax-Free Minnesota Fund	May 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.44%
Education Revenue Bonds — 19.54%
City of Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	$ 416,475
Series A 4.25% 7/1/47	1,550,000	1,314,787
Series A 4.375% 7/1/52	1,250,000	1,036,313
City of Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project)
5.00% 6/15/44	2,000,000	1,844,560
5.125% 6/15/54	1,500,000	1,346,475
5.25% 6/15/64	1,500,000	1,338,615
City of Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	305,046
Series A 5.00% 7/1/34	150,000	149,777
Series A 5.00% 7/1/45	1,705,000	1,569,111
City of Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/40	500,000	500,035
Series A 5.50% 7/1/50	2,000,000	1,999,800
City of Eagan, Minnesota Charter School Lease Revenue
(Great Oaks Academy) Series A 144A 6.50% 2/1/65 #	1,250,000	1,175,338
City of Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	392,856
Series A 5.375% 8/1/50	2,290,000	2,209,942
Series A 5.50% 8/1/36	1,000,000	1,000,430
Series A 5.75% 8/1/44	1,895,000	1,895,246
City of Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	765,000	720,508
Series A 5.00% 7/1/47	2,290,000	1,935,393
City of Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/44	2,545,000	2,385,709
NQ- MNALL [0525] 0725 (4640150)    1

Schedule of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project)
Series A 5.25% 6/1/42	1,000,000	$ 904,670
Series A 5.50% 6/1/57	500,000	434,600
(Hiawatha Academies Project)
Series A 144A 5.00% 7/1/32 #	800,000	804,160
Series A 144A 5.375% 7/1/42 #	880,000	822,615
Series A 144A 5.50% 7/1/52 #	1,440,000	1,306,757
Series A 144A 5.50% 7/1/57 #	1,120,000	1,003,710
City of Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	225,000	223,139
5.50% 8/1/49	2,800,000	2,709,168
City of Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	499,153
Series A 5.00% 9/1/44	1,565,000	1,342,269
City of St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	694,986
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	3,110,000	2,610,814
(Great River School Project) Series A 144A 5.50% 7/1/52 #	735,000	683,315
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/55	1,000,000	899,080
Series A 5.75% 9/1/46	1,000,000	1,002,400
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,452,517
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,700,000	1,637,015
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	99,808
Series A 144A 5.25% 7/1/33 #	140,000	140,937
2    NQ- MNALL [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Nova Classical Academy Project) Series A 4.00% 9/1/36	150,000	$ 139,084
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	375,000	361,481
City of Woodbury, Minnesota
(Math & Science Academy) 144A 5.25% 6/1/45 #	1,000,000	929,270
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy) 144A 5.50% 6/1/63 #	2,750,000	2,502,033
(Woodbury Leadership Academy Project) Series A 4.00% 7/1/51	1,500,000	1,087,125
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	352,268
Series A 5.00% 11/1/48	3,355,000	2,661,756
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/37	1,500,000	1,409,985
(Carleton College)
4.00% 3/1/47	3,775,000	3,382,513
5.00% 3/1/53	2,900,000	2,959,972
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	818,140
(College of St. Scholastica)
4.00% 12/1/33	500,000	465,280
4.00% 12/1/34	500,000	458,195
4.00% 12/1/40	1,200,000	1,008,756
(Gustavus Adolphus College) 5.00% 10/1/47	6,850,000	6,572,506
(Macalester College) 4.00% 3/1/42	735,000	688,136
(St. Catherine University)
5.00% 10/1/52	2,250,000	2,010,533
Series A 4.00% 10/1/36	925,000	851,453
Series A 5.00% 10/1/32	715,000	728,907
Series A 5.00% 10/1/45	4,155,000	3,847,364
NQ- MNALL [0525] 0725 (4640150)    3

Schedule of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	$ 502,305
Series 8-I 5.00% 10/1/33	250,000	251,050
(St. Olaf College)
3.00% 10/1/38	1,000,000	836,730
3.00% 10/1/41	1,000,000	785,120
4.00% 10/1/46	565,000	489,471
4.00% 10/1/50	700,000	594,237
Series 8-G 5.00% 12/1/32	795,000	799,929
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	955,000	936,712
Series B 5.00% 10/1/38	1,000,000	970,930
Series B 5.00% 10/1/39	940,000	903,913
Series B 5.00% 10/1/40	625,000	595,588
Series B 5.00% 10/1/47	1,060,000	963,561
(University of St. Thomas)
4.00% 10/1/44	545,000	476,205
5.00% 10/1/33	750,000	783,713
5.00% 10/1/34	800,000	833,024
Series 7-U 4.00% 4/1/26	1,000,000	1,000,360
Series A 4.00% 10/1/34	400,000	400,788
Series A 4.125% 10/1/53	1,000,000	846,330
Series A 5.00% 10/1/49	2,475,000	2,405,749
Series B 5.00% 10/1/52	1,500,000	1,451,460
(University of St. Thomas) (Green Bonds) Series A 5.00% 10/1/35	1,720,000	1,816,526
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	645,000	579,087
4.00% 11/1/42 (AMT)	1,500,000	1,337,745
St. Paul, Minnesota Independent School District No. 625 Revenue
Series A 5.00% 2/1/43	2,100,000	2,200,611
University of Minnesota Revenue
Series A 5.00% 9/1/42	1,100,000	1,113,827
Series A 5.00% 11/1/42	2,000,000	2,066,680
Series A 5.00% 1/1/43	1,250,000	1,313,638
Series A 5.00% 1/1/44	1,000,000	1,046,200
		104,343,775
4    NQ- MNALL [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds — 4.62%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AG)	300,000	$ 258,930
City of Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/47	3,660,000	3,712,741
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
Series A 4.00% 10/1/30	1,250,000	1,258,275
Series A 4.00% 10/1/33	365,000	365,131
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/30	500,000	501,625
5.00% 10/1/33	1,205,000	1,208,916
5.00% 10/1/47	2,000,000	2,021,460
Series A 5.00% 10/1/30	1,300,000	1,304,225
Series A 5.00% 10/1/34	750,000	752,438
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	235,962
Series AAA 5.25% 7/1/25 ‡	250,000	137,188
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,028,906
Series WW 5.25% 7/1/33 ‡	1,250,000	685,937
Series XX 4.75% 7/1/26 ‡	260,000	142,675
Series XX 5.75% 7/1/36 ‡	925,000	507,594
Series ZZ 4.75% 7/1/27 ‡	210,000	115,238
Series ZZ 5.25% 7/1/24 ‡	350,000	191,187
Sauk Centre Public Utilities Commission Electric Revenue
Series A 4.50% 12/1/53 (AG)	875,000	810,005
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/42	2,815,000	2,849,625
Series A 5.00% 1/1/46	1,685,000	1,694,722
St. Paul, Minnesota Port Authority District Energy Revenue
Series 1 5.00% 10/1/44	1,190,000	1,202,424
Series 1 5.00% 10/1/45	1,315,000	1,325,612
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/30	1,000,000	1,084,110
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	1,300,000	1,310,283
		24,705,209
NQ- MNALL [0525] 0725 (4640150)    5

Schedule of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 33.14%
City of Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	$ 933,185
5.375% 11/1/34	590,000	588,537
City of Apple Valley, Minnesota Senior Housing Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project)
4.00% 9/1/51	500,000	382,765
4.00% 9/1/61	700,000	505,680
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,000,000	824,750
5.00% 9/1/58	1,605,000	1,411,565
City of Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Fourth Tier Series D 7.00% 1/1/37	1,585,000	816,608
Fourth Tier Series D 7.25% 1/1/52	2,580,000	1,145,210
Second Tier Series B 5.00% 1/1/47	1,640,000	910,380
Second Tier Series B 5.25% 1/1/37	480,000	276,941
Third Tier Series C 4.25% 1/1/27	185,000	147,103
Third Tier Series C 5.00% 1/1/32	400,000	223,116
City of Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,600,000	2,402,530
(Ecumen Obligated Group) Series A 6.125% 3/1/49	1,100,000	1,036,464
City of Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	700,000	657,083
5.00% 6/1/48	1,000,000	842,010
5.00% 6/1/53	2,450,000	1,986,852
City of Center, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	2,000,000	1,798,920
City of Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	89,845
4.00% 9/1/39	100,000	81,824
5.00% 9/1/44	500,000	428,840
6    NQ- MNALL [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	500,000	$ 318,735
5.00% 5/1/44	1,500,000	853,290
5.00% 5/1/51	1,585,000	839,876
City of Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	269,120
4.00% 4/1/31	60,000	58,815
City of Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34 ‡	660,000	508,583
5.75% 2/1/44	500,000	342,385
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	400,000	212,000
City of Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,500,000	2,334,925
5.00% 5/1/27	1,400,000	1,429,232
5.00% 5/1/28	1,000,000	1,018,970
5.00% 5/1/29	1,000,000	1,016,040
5.00% 5/1/30	850,000	862,342
5.00% 5/1/32	825,000	835,073
(North Memorial Health Care)
4.00% 9/1/35	350,000	326,494
5.00% 9/1/31	1,320,000	1,322,033
5.00% 9/1/32	1,000,000	1,001,340
City of Minneapolis, Minnesota Health Care System Revenue
(Allina Health System)
4.00% 11/15/38	2,000,000	1,907,000
4.00% 11/15/39	4,505,000	4,235,376
4.00% 11/15/40	3,750,000	3,473,662
(Fairview Health Services)
Series A 4.00% 11/15/48	6,790,000	5,603,855
Series A 5.00% 11/15/32	750,000	753,247
Series A 5.00% 11/15/33	860,000	884,390
Series A 5.00% 11/15/35	500,000	510,380
NQ- MNALL [0525] 0725 (4640150)    7

Schedule of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/44	1,000,000	$ 980,440
Series A 5.00% 11/15/49	6,115,000	5,975,395
City of Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	1,030,000	987,564
5.25% 11/1/45	1,950,000	1,768,865
5.375% 11/1/50	655,000	582,072
City of Minneapolis, St Paul Housing & Redevelopment Authority Revenue
(Children's Health Care)
5.00% 8/15/41	1,000,000	1,045,970
5.00% 8/15/42	1,000,000	1,037,100
5.00% 8/15/44	1,150,000	1,180,141
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	3,520,000	3,521,162
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	7,950,000	7,723,822
5.00% 11/15/57	4,250,000	4,320,338
Series A 4.25% 11/15/50	5,000,000	4,592,250
Series A 4.375% 11/15/53	5,750,000	5,296,440
Series B 5.00% 11/15/33	1,900,000	2,139,552
City of Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project) 5.30% 9/1/37	1,200,000	1,181,700
City of Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,870,000	1,587,237
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	901,815
5.00% 9/1/26	575,000	575,362
8    NQ- MNALL [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/27	405,000	$ 405,251
5.00% 9/1/28	425,000	425,221
5.00% 9/1/29	425,000	425,183
5.00% 9/1/34	895,000	895,080
City of St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	7,315,000	6,243,206
4.00% 5/1/50	7,500,000	6,391,650
5.00% 5/1/54	2,500,000	2,450,425
Series A 5.00% 5/1/46	1,795,000	1,750,287
City of St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	400,000	383,864
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,064,174
Series A 5.00% 11/15/47	5,035,000	4,930,826
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	2,200,000	2,202,816
Series A 5.00% 7/1/33	4,265,000	4,270,459
(Marian Center Project) Series A 5.375% 5/1/43	500,000	456,375
City of St. Paul, Minnesota Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.30% 11/1/30	370,000	368,117
City of St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/30	300,000	314,442
Series A 5.00% 12/1/36	750,000	766,702
City of St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	4,000,000	3,271,520
City of Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) 5.00% 8/1/54	275,000	254,963
NQ- MNALL [0525] 0725 (4640150)    9

Schedule of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	$ 223,060
4.75% 11/1/52	750,000	619,080
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	630,000	628,060
Series A 144A 5.00% 8/1/46 #	1,500,000	1,367,250
Series A 144A 5.00% 8/1/51 #	880,000	776,283
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	666,709
Series A 5.00% 4/1/40	705,000	630,848
Series A 5.00% 4/1/48	315,000	260,222
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,625,000	1,530,701
Series A 4.00% 7/1/41	550,000	439,879
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	1,600,000	1,453,680
Series A 5.00% 2/15/37	750,000	761,655
Series A 5.00% 2/15/53	8,710,000	8,467,688
Series A 5.00% 2/15/58	11,100,000	10,763,004
Series A 5.25% 2/15/58	8,000,000	7,752,240
(St. Luke’s Hospital of Duluth Obligated Group) Series A 3.00% 6/15/44	650,000	504,901
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group)
4.00% 1/1/49	5,450,000	4,637,078
5.25% 1/1/54	1,500,000	1,505,955
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	1,968,891
		177,032,341
10    NQ- MNALL [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 2.39%
Dakota County Community Development Agency Multifamily Housing Revenue
(Heart of the City Apartments Project) 4.20% 5/1/43	1,500,000	$ 1,363,410
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	500,000	487,575
Series D 5.50% 7/1/53	1,780,000	1,867,647
Series F 4.20% 7/1/38	340,000	325,526
Series F 4.50% 1/1/43	1,360,000	1,333,126
Series I 2.00% 7/1/40	905,000	604,196
Series I 2.20% 1/1/51	1,195,000	667,647
Series O 4.45% 7/1/38	1,910,000	1,887,443
Series O 4.65% 7/1/41	620,000	604,922
(Social Bonds)
Series F 2.40% 7/1/46	390,000	248,937
Series F 4.90% 7/1/48 (GNMA)	1,300,000	1,300,520
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	2,175,000	2,068,534
		12,759,483
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.55%
City of Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	772,680
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy)
Sub-Series A 4.00% 12/1/27	1,300,000	1,319,149
Sub-Series A 4.00% 12/1/52 •	7,500,000	7,493,100
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	10,050,000	9,375,745
		18,960,674
Lease Revenue Bonds — 1.86%
Chaska, Minnesota Economic Development Authority Revenue
(Minnesota Lease Obligation) Series A 4.125% 2/1/54	3,750,000	3,358,275
NQ- MNALL [0525] 0725 (4640150)    11

Schedule of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
City of New London, Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
5.125% 2/1/43	1,250,000	$ 1,232,512
Series A 4.50% 2/1/33	250,000	251,343
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	1,500,000	1,201,020
Minnesota Housing Finance Agency Revenue
(State Appropriation Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	668,362
Series C 5.00% 8/1/34	1,565,000	1,566,831
Series C 5.00% 8/1/35	1,645,000	1,646,760
		9,925,103
Local General Obligation Bonds — 18.00%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	561,637
Series A 3.00% 2/1/45	3,100,000	2,211,695
Brainerd, Minnesota Independent School District No. 181
(School Building) Series A 4.00% 2/1/42	3,500,000	3,307,290
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,045,000	992,907
Series A 4.00% 2/1/42	2,580,000	2,428,657
Series A 4.00% 2/1/43	2,200,000	2,064,656
City of Blaine, Minnesota
Series A 4.00% 2/1/35	980,000	1,000,943
Series A 4.00% 2/1/38	1,020,000	1,015,695
Series A 4.00% 2/1/40	600,000	586,602
Series A 5.00% 2/1/34	500,000	559,660
City of Brooklyn Center, Minnesota
Series A 4.00% 2/1/34	500,000	513,885
Series A 4.00% 2/1/35	1,000,000	1,013,570
City of Chanhassen, Minnesota
Series A 4.00% 2/1/54	2,000,000	1,770,120
City of Corcoran, Minnesota
Series A 4.00% 2/1/53 (BAM)	2,000,000	1,734,000
12    NQ- MNALL [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Cottage Grove, Minnesota
Series A 3.00% 2/1/35	500,000	$ 461,885
City of Duluth, Minnesota
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,011,570
City of Minneapolis, Minnesota
4.00% 12/1/25	1,005,000	1,010,347
4.00% 12/1/40	4,885,000	4,788,570
(Green Bonds)
3.00% 12/1/37	3,500,000	3,043,390
3.00% 12/1/38	2,975,000	2,523,068
3.00% 12/1/40	1,875,000	1,532,137
3.00% 12/1/42	4,000,000	3,105,880
City of Rosemount, Minnesota
Series A 4.00% 2/1/53	7,605,000	6,582,279
Clinton-Graceville-Beardsley Independent School District No. 2888
Series A 5.00% 2/1/35	1,135,000	1,229,262
Series A 5.00% 2/1/37	1,260,000	1,346,020
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/37	1,000,000	891,650
Series A 3.00% 2/1/41	1,000,000	804,580
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	1,970,000	1,628,500
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,000,000	908,960
Series A 5.00% 2/1/48	1,850,000	1,894,474
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/38	1,215,000	1,196,848
Hennepin County, Minnesota
Series A 5.00% 12/1/36	2,855,000	3,070,039
Lakeville Independent School District No. 194
(Lakeville area schools)
Series A 4.00% 2/1/34	800,000	819,600
Series A 4.00% 2/1/35	1,060,000	1,072,731
Martin County West Independent School District No. 2448
(Minnesota School District Credit Enhancement Program) Series A 5.00% 2/1/41	1,000,000	1,067,510
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Schedule of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	1,400,000	$ 1,374,548
Series C 4.00% 3/1/43	1,425,000	1,374,213
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	1,960,000	1,923,603
Mounds View, Minnesota Independent School District No. 621
Series A 4.00% 2/1/39	1,850,000	1,830,205
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	2,854,770
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 3.00% 2/1/42	1,000,000	784,740
Ramsey County, Minnesota
Series B 4.00% 2/1/42	1,000,000	965,800
Redwood Area Schools Independent School District No. 2897
4.00% 2/1/42	2,210,000	2,096,384
4.00% 2/1/43	1,130,000	1,086,472
Rice County, Minnesota
(State Credit Enhancement Program)
Series A 5.00% 2/1/44	580,000	602,991
Series A-1 4.00% 2/1/52	3,500,000	3,119,480
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	2,930,000	2,728,094
St. Peter Independent School District No. 508, Minnesota
Series A 4.00% 2/1/44	350,000	319,764
Series A 4.00% 2/1/45	850,000	776,704
Series A 5.00% 2/1/42	1,050,000	1,082,676
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	1,000,000	951,900
Series A 4.00% 2/1/44	1,745,000	1,577,218
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	2,295,000	1,867,579
Washington County, Minnesota
Series A 5.00% 2/1/44	1,515,000	1,590,023
14    NQ- MNALL [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Washington County, Minnesota General Obligation Capital Improvement Plan Bond
Series A 5.00% 2/1/43	1,035,000	$ 1,093,012
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	2,675,000	2,435,882
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	5,000,000	3,947,000
		96,133,675
Pre-Refunded Bond — 0.15%
City of St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project) Series A 5.00% 11/15/30-25 §	790,000	796,123
		796,123
Special Tax Revenue Bonds — 3.50%
City of St Paul, Minnesota Sales & Use Tax Revenue
(Neighborhood and Economic Development Projects) Series C 5.00% 11/1/41	2,500,000	2,637,850
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.639% 11/1/43 •	1,167,355	701,873
Minnesota Public Facilities Authority State Revolving Fund Revenue
Series A 5.00% 3/1/33	2,480,000	2,509,487
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	791,837
Series A-1 4.75% 7/1/53	5,295,000	4,849,108
Series A-1 5.48% 7/1/46 ^	3,280,000	1,052,978
Series A-1 5.504% 7/1/51 ^	24,614,000	5,810,627
Series A-2 4.536% 7/1/53	378,000	327,552
		18,681,312
State General Obligation Bonds — 2.68%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	2,000,000	1,644,960
Minnesota State
Series A 4.00% 9/1/38	625,000	623,350
Series A 5.00% 9/1/31	1,000,000	1,117,690
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Schedule of investments
Macquarie Tax-Free Minnesota Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 8/1/37	2,925,000	$ 3,042,760
Series A 5.00% 8/1/43	5,000,000	5,284,400
Series A 5.00% 8/1/44	2,500,000	2,629,250
		14,342,410
Transportation Revenue Bonds — 9.01%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series A 4.00% 1/1/54	7,500,000	6,475,650
Series B 5.00% 1/1/32 (AMT)	880,000	916,494
Series B 5.00% 1/1/36 (AMT)	5,000,000	5,274,850
Series B 5.00% 1/1/38 (AMT)	350,000	354,882
Series B 5.00% 1/1/39 (AMT)	3,715,000	3,770,324
Series B 5.00% 1/1/47 (AMT)	1,640,000	1,615,154
Series B 5.00% 1/1/49 (AMT)	6,600,000	6,460,806
Series B 5.25% 1/1/42 (AMT)	370,000	381,252
Series B 5.25% 1/1/44 (AMT)	2,200,000	2,247,102
Series B 5.25% 1/1/49 (AMT)	9,140,000	9,274,998
(Subordinate)
Series A 5.00% 1/1/44	1,200,000	1,209,180
Series B 5.00% 1/1/35 (AMT)	1,205,000	1,261,888
Series B 5.00% 1/1/44 (AMT)	9,000,000	8,870,850
		48,113,430
Total Municipal Bonds (cost $559,220,401)		525,793,535

Variable Rate Demand Note — 0.19%
City of Rochester, Minnesota (LOC - Barclays Bank) Series D 2.70% 11/15/64 ¤	1,000,000	1,000,000
Total Variable Rate Demand Note (cost $1,000,000)		1,000,000
Total Value of Securities—98.63% (cost $560,220,401)		526,793,535

Receivables and Other Assets Net of Liabilities—1.37%		7,302,015
Net Assets Applicable to 49,897,543 Shares Outstanding—100.00%		$534,095,550
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
16    NQ- MNALL [0525] 0725 (4640150)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of Rule 144A securities was $22,387,961, which represents 4.19% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
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